Long-term debt	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Long-term debt [text block]

18. Long-term debt

Long-term debt is comprised of the following:

	Dec. 31, 2022	Dec. 31, 2021
Senior unsecured notes (a)	$1,188,132	$1,185,805
Less: Unamortized transaction costs - revolving credit facilities (b)	(3,970)	(5,531)
	$1,184,162	$1,180,274

(a) Senior unsecured notes

Balance, January 1, 2021	$1,139,695
Addition to Principal, net of $8,078 transaction costs	591,922
Principal repayments	(600,000)
Write-down of fair value of embedded derivative (prepayment option)	49,754
Write-down of unamortized transaction costs	2,480
Accretion of transaction costs and premiums	1,954
Balance, December 31, 2021	$1,185,805
Accretion of transaction costs and premiums	2,327
Balance, December 31, 2022	$1,188,132

As at December 31, 2022, $1,200,000 aggregate principal amount of senior notes were outstanding in two series: (i) a series of 4.50% senior notes due 2026 in an aggregate principal amount of $600,000 (the "2026 Notes") and (ii) a series of 6.125% senior notes due 2029 in an aggregate principal amount of $600,000 (the "2029 Notes").

2026 Notes

On March 8, 2021, Hudbay completed an offering of $600,000 aggregate principle amount of 4.50% senior unsecured notes due April 2026.

Hudbay used the proceeds of the offering, together with available cash on hand, to satisfy and discharge all of its obligations with respect to its then outstanding $600,000 aggregate principal amount of 7.625% senior unsecured notes due 2025 (the "2025 Notes").

Upon extinguishment of the 2025 Notes, the unamortized transaction costs of $2,480 were expensed in the consolidated income statements (note 6g). The 2025 Notes contained a prepayment option asset, which was previously valued at $49,754 and upon early redemption was written off and expensed in the consolidated income statements (note 6g).

The early redemption of the 2025 Notes also resulted in a call premium of $22,878 payable to the bondholders, which was expensed in the consolidated income statements (note 6g).

2029 Notes

On September 23, 2020, Hudbay completed an offering of $600,000 aggregate principal amount of 6.125% senior unsecured notes due April 2029

Hudbay used the proceeds of the offering to satisfy and discharge all of its obligations with respect to its then outstanding $400,000 aggregate principal amount of 7.25% senior unsecured notes due 2023.

The senior notes are guaranteed on a senior unsecured basis by substantially all of the Company's subsidiaries, other than HudBay (BVI) Inc. and certain excluded subsidiaries, which include the Company's subsidiaries that own an interest in the Copper World deposit, East deposit and Mason project and any newly formed or acquired subsidiaries that primarily hold or may develop non-producing mineral assets that are in the pre-construction phase of development. Hudbay's revolving credit facilities are secured against substantially all of the Company's assets, other than those associated with the Arizona business unit.

(b) Unamortized transaction costs - revolving credit facilities

Balance, January 1, 2021	$4,020
Accretion of transaction costs	(2,816)
Transaction costs	4,327
Balance, December 31, 2021	$5,531
Accretion of transaction costs	(1,761)
Transaction costs	200

Balance, December 31, 2022 [1]	$3,970

[1] Balance, representing deferred transaction costs, is in an asset position.

As at December 31, 2022, the Peru segment had nil in letters of credit issued under the Peru revolving credit facility to support its reclamation obligations and the Manitoba segment had $25,511 in letters of credit issued under the Canada revolving credit facility to support its reclamation and pension obligations. As at December 31, 2022, there were no cash advances under the credit facilities.

Surety bonds

The Arizona segment had $12,827 in surety bonds issued to support future reclamation and closure obligations. No cash collateral is required to be posted under these surety bonds.

Other letters of credit

The Peru segment had $107,556 in letters of credit issued with various Peruvian financial institutions to support future reclamation and other operating matters. No cash collateral is required to be posted under these letters of credit.

On August 22, 2022, Hudbay closed a C$130.0 million bilateral letter of credit facility ("LC Facility") with a major Canadian financial institution. As at December 31, 2022, the Manitoba segment had $56,735 in letters of credit issued under the LC Facility to support its reclamation and pension obligations.